Standby Equity Purchase Agreement - Expected Volatility (Details) $ in Thousands	Dec. 31, 2023 USD ($)	Oct. 02, 2023 USD ($)
Expected draws
Derivative [Line Items]
Derivative liability, measurement input	5,000	5,000
Expected probability of draws
Derivative [Line Items]
Derivative liability, measurement input	0.900	0.900
Risk-free interest rate
Derivative [Line Items]
Derivative liability, measurement input	0.054	0.049